Other investments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of movements in other investments

	Loans £ million	Others £ million	Total £ million
Cost less allowances or fair value
At 30 June 2019	17	32	49
Exchange differences	1	1	2
Additions	3	—	3
Repayments and disposals	(1)	(2)	(3)
Fair value adjustment	—	2	2
Provision charged during the year	(14)	—	(14)
Capitalised interest	1	—	1
Transfer	—	1	1
At 30 June 2020	7	34	41
Exchange differences	—	(3)	(3)
Additions	5	—	5
Repayments and disposals	(1)	—	(1)
Transfer	(1)	(1)	(2)
At 30 June 2021	10	30	40